FAIR VALUE MEASUREMENT AND FINANCIAL INSTRUMENTS (Details 2) (Warrant, USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Warrant
Reconciliation of the warrant liability measured at fair value
Balance at beginning of period	$ 11,823	$ 16,195
Change in fair value of warrant liability included in other (expense)/income	385	(3,987)
Balance at end of period	$ 12,208	$ 12,208